Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Supplemental Balance Sheet Information Related to Leases
As of December 31, 2022 and 2021, supplemental balance sheet information related to leases was as follows:

	December 31, 2022		December 31, 2021
	Operating leases	Finance leases	Operating leases	Finance leases
Weighted average remaining lease term (years)	4.5	14.3	5.0	15.3
Weighted average discount rate	3.8%	6.5%	3.5%	6.5%

Maturities of Financing Lease Liabilities	As of December 31, 2022, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2023	$50,638	$12,361
2024	46,401	12,361
2025	12,605	12,361
2026	8,099	12,361
2027	8,131	12,361
Thereafter	25,580	173,482
Total lease payments	$151,454	$235,287
Less imputed interest	(16,239)	(98,127)
Present value of lease liabilities	$135,215	$137,160

Maturities of Operating Lease Liabilities	As of December 31, 2022, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2023	$50,638	$12,361
2024	46,401	12,361
2025	12,605	12,361
2026	8,099	12,361
2027	8,131	12,361
Thereafter	25,580	173,482
Total lease payments	$151,454	$235,287
Less imputed interest	(16,239)	(98,127)
Present value of lease liabilities	$135,215	$137,160